SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

(a) Xinjiang Daqo’s 2023 Profit Distribution Plan

The Board of Xinjiang Daqo has approved the Profit Distribution Plan of 2023 (“2023 Distribution Plan”) which decides to distribute cash dividends inclusive of taxes of RMB 893.3 million (an approximate equivalence of $125.9 million). As such, an estimate of 15.50% of distributable profit from PRC listed group will be distributed in 2024. The 2023 Distribution Plan was approved by the Annual Shareholders’ Meeting of PRC listed group on April 23, 2024.

(b) Xinjiang Daqo’s litigation event

In January 2024, Xinjiang Daqo received notices from the Intermediate People’s Court of the Eighth Division of Xinjiang Production and Construction Corps, which relates to the contract dispute between Xinjiang Xian’an New Materials Co., Ltd. (“Xinjiang Xian’an”), Xinjiang Dengbo New Energy Co., Ltd. (“Xinjiang Dengbo”, together with Xinjiang Xian’an, “the plaintiffs”) and Xinjiang Daqo. The plaintiffs are affiliated companies and both provided silicon core processing services to Xinjiang Daqo.

The plaintiffs claimed that Xinjiang Daqo and its related companies have turned to cooperate with other suppliers which constitutes a fundamental breach of the business cooperation agreement signed between Xinjiang Daqo and Xinjiang Xian’an in July 2022. In June 2023, the plaintiffs filed a lawsuit with the People’s Court of Shihezi City, requesting the termination of the business cooperation agreement, and Xinjiang Daqo to compensate for their economic losses with a total amount of RMB 287.6million. In September 2023, the plaintiffs submitted an Application for Change of Litigation Request to the People’s Court of Shihezi City and raised the compensation amount to RMB 1,958.5million.

The lawsuit was transferred to the Intermediate People’s Court of the Eighth Division of Xinjiang Production and Construction Corps as it exceeds the jurisdiction of the People’s Court of Shihezi City. As the date of this report, the management has assessed, based on its PRC legal counsels’ advices, that it is unlikely that the court will support this claimed amount, and no contingent liabilities with respect to the contract dispute were recorded in 2023.